Income Taxes (Details) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Income Taxes [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 3,477,000,000
Income (Loss) from Continuing Operations before Income Taxes, Foreign	418,000,000
Earnings Before Income Tax Provision	3,895,000,000	3,376,000,000	4,294,000,000
Equity earnings in Alliance Boots	344,000,000	0	0
Current provision [Abstract]
Federal	1,122,000,000	890,000,000	1,301,000,000
State	134,000,000	120,000,000	147,000,000
Current Foreign Tax Expense (Benefit)	15,000,000	0	0
Total Current Provisions for income taxes	1,271,000,000	1,010,000,000	1,448,000,000
Deferred provision [Abstract]
Federal	174,000,000	251,000,000	113,000,000
State	(2,000,000)	(12,000,000)	19,000,000
Deferred Foreign Income Tax Expense (Benefit)	2,000,000	0	0
Total Deferred Provision for income taxes	174,000,000	239,000,000	132,000,000
Total Current and Deferred Provision for income taxes	1,445,000,000	1,249,000,000	1,580,000,000
Difference between statutory federal income tax rate and effective tax rate [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	2.20%	2.10%	2.60%
Other	(0.10%)	(0.10%)	(0.80%)
Effective income tax rate	37.10%	37.00%	36.80%
Deferred tax assets [Abstract]
Postretirement benefits	218,000,000	217,000,000
Compensation and benefits	136,000,000	182,000,000
Insurance	121,000,000	157,000,000
Accrued rent	157,000,000	142,000,000
Tax benefits	159,000,000	214,000,000
Stock compensation	159,000,000	189,000,000
Inventory	95,000,000	96,000,000
Other	96,000,000	92,000,000
Subtotal deferred tax assets	1,141,000,000	1,289,000,000
Less: Valuation Allowance	19,000,000	19,000,000
Total Deferred Tax Assets	1,122,000,000	1,270,000,000
Deferred tax liabilities [Abstract]
Accelerated depreciation	1,369,000,000	1,332,000,000
Inventory	491,000,000	534,000,000
Intangible assets	53,000,000	28,000,000
Equity method investment	21,000,000	0
Other	4,000,000	80,000,000
Total Deferred Tax Liabilities	1,938,000,000	1,974,000,000
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	119,000,000
Net deferred tax liabilities	816,000,000	704,000,000
Income taxes paid	1,200,000,000	1,200,000,000	1,300,000,000
Unrecognized tax benefit reported in current income tax liabilities	32,000,000
Balance at beginning of year	197,000,000	94,000,000	93,000,000
Gross increases related to tax positions in a prior period	18,000,000	100,000,000	25,000,000
Gross decreases related to tax positions in a prior period	(32,000,000)	(49,000,000)	(68,000,000)
Gross increases related to tax positions in the current period	30,000,000	53,000,000	54,000,000
Settlements with taxing authorities	(2,000,000)	(1,000,000)	(8,000,000)
Lapse of statute of limitations	(3,000,000)	0	(2,000,000)
Balance at end of year	208,000,000	197,000,000	94,000,000
Unrecognized tax benefits would favorably impact the effective tax rate if recognized	116,000,000	118,000,000	81,000,000
Accrued Interest and penalties in income tax provision	28,000,000	23,000,000
Interest and penalties included in income tax expense	5,000,000
Number of months of increase(decrease) in unrecognized tax benefit with respect to uncertain unrecognized tax positions (in months)	12
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Dates	2014
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Dates	2032
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	212,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1,100,000,000